Shareholder Report, Holdings (Details)	Oct. 31, 2025
HSBC U.S. Government Money Market Fund - Class A Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	35.30%
HSBC U.S. Government Money Market Fund - Class A Shares | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	37.30%
HSBC U.S. Government Money Market Fund - Class A Shares | U.S. Government and Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
HSBC U.S. Government Money Market Fund - Class A Shares | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
HSBC U.S. Government Money Market Fund - I Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	35.30%
HSBC U.S. Government Money Market Fund - I Shares | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	37.30%
HSBC U.S. Government Money Market Fund - I Shares | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
HSBC U.S. Government Money Market Fund - I Shares | U S. Governmentand Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
HSBC U.S. Government Money Market Fund - Intermediary Class | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	35.30%
HSBC U.S. Government Money Market Fund - Intermediary Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	37.30%
HSBC U.S. Government Money Market Fund - Intermediary Class | U.S. Government and Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
HSBC U.S. Government Money Market Fund - Intermediary Class | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
HSBC U.S. Government Money Market Fund - Intermediary Service Class | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	35.30%
HSBC U.S. Government Money Market Fund - Intermediary Service Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	37.30%
HSBC U.S. Government Money Market Fund - Intermediary Service Class | U.S. Government and Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
HSBC U.S. Government Money Market Fund - Intermediary Service Class | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
HSBC U.S. Government Money Market Fund - Class P | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	35.30%
HSBC U.S. Government Money Market Fund - Class P | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	37.30%
HSBC U.S. Government Money Market Fund - Class P | U.S. Government and Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
HSBC U.S. Government Money Market Fund - Class P | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
HSBC U.S. Government Money Market Fund - Y Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	35.30%
HSBC U.S. Government Money Market Fund - Y Shares | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	37.30%
HSBC U.S. Government Money Market Fund - Y Shares | U.S. Government and Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
HSBC U.S. Government Money Market Fund - Y Shares | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
HSBC U.S. Treasury Money Market Fund - Class A Shares | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
HSBC U.S. Treasury Money Market Fund - I Shares | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
HSBC U.S. Treasury Money Market Fund - Intermediary Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
HSBC U.S. Treasury Money Market Fund - Intermediary Service Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
HSBC U.S. Treasury Money Market Fund - Class P | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
HSBC U.S. Treasury Money Market Fund - Y Shares | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%